SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Amount of options
Beginning balance	244,787
Exercised	119,120
Forfeited	2,249
Expired	34
Ending balance	123,384	244,787
Exercisable	117,648
Weighted average exercise price
Beginning balance	$ 78.85
Exercised	69.76
Forfeited	147.9
Expired	51.86
Ending balance	86.37	$ 78.85
Exercisable	$ 83.23
Weighted average remaining contractual term (in years)
Options outstanding	3 years 8 months 8 days	4 years 2 months 26 days
Exercisable as of December 31, 2022	3 years 6 months
Aggregate intrinsic value
Options outstanding	$ 30,449	$ 34,320
Exercised	25,031	$ 22,935	$ 30,031
Forfeited	319
Expired	7
Exercisable	$ 29,403